Events After The Reporting Date - Additional Information (Details) € / shares in Units, € in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Feb. 02, 2024 shares € / shares	Jan. 31, 2024 EUR (€) shares € / shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Mar. 31, 2024 USD ($)	Apr. 25, 2023 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Issue of equity | €			€ 12,770	€ 11,201	€ 66,542
Non Adjusting Events After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Exercise price | € / shares	€ 20.97
Issuance of New Shares Related to Severance Payment [Member] | Non Adjusting Events After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Issue of equity | €		€ 6,233,615
Number of shares issued | shares		37,128
Nominal value per share. | € / shares		€ 0
New shares issued related to severance payment | shares		37,128
Issuance of New Shares Related to RSUP 2021 [Member] | Non Adjusting Events After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Issue of equity | €		€ 6,270,743
Number of shares issued | shares		47,579
Nominal value per share. | € / shares		€ 0
Number of other equity instruments outstanding in share-based payment arrangement | shares		47,579
RSUP exercised | shares		47,579
Bottom of range | Issuance of New Shares Related to Severance Payment [Member] | Non Adjusting Events After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Issue of equity | €		€ 37,128
Bottom of range | Issuance of New Shares Related to RSUP 2021 [Member] | Non Adjusting Events After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Issue of equity | €		47,579
Top of range | Issuance of New Shares Related to Severance Payment [Member] | Non Adjusting Events After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Issue of equity | €		6,270,743
Top of range | Issuance of New Shares Related to RSUP 2021 [Member] | Non Adjusting Events After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Issue of equity | €		€ 6,318,322
Amended term loan [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings | $							$ 10,000
Amended term loan [Member] | Non Adjusting Events After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Aggregate principal amount | $						$ 20,000
Remaining borrowing capacity | $						$ 10,000
2023 Stock Option Plan ("SOP 2023")
Disclosure of non-adjusting events after reporting period [line items]
Number of stock options granted | shares			48,000
2023 Stock Option Plan ("SOP 2023") | Non Adjusting Events After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of stock options granted | shares	71,400